Investment Objectives and Goals	Aug. 03, 2026
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P Bitcoin 75/25 Blend Index (the “Index”), an index by Standard & Poor’s.
CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	CYBER HORNET S&P 500® AND SOLANA 75/25 STRATEGY ETF SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The CYBER HORNET S&P 500® and Solana 75/25 Strategy ETF (the “Fund”) seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P Solana 75/25 Blend Index (the “Index”), an index by Standard & Poor’s.

CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	CYBER HORNET S&P 500® AND ETHEREUM 75/25 STRATEGY ETF SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The CYBER HORNET S&P 500® and Ethereum 75/25 Strategy ETF (the “Fund”) seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P Ethereum 75/25 Blend Index (the “Index”), an index by Standard & Poor’s.

CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	CYBER HORNET S&P 500® AND XRP 75/25 STRATEGY ETF SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The CYBER HORNET S&P 500® and XRP 75/25 Strategy ETF (the “Fund”) seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P XRP 75/25 Blend Index (the “Index”), an index by Standard & Poor’s.

CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	CYBER HORNET S&P 500® AND CRYPTO TOP 10 STRATEGY ETF SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The CYBER HORNET S&P 500® and Crypto Top 10 Strategy ETF (the “Fund”) seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P Cryptocurrency Top 10 75/25 Blend Index (the “Index”), an index by Standard & Poor’s.